Organization and basis of financial statements (Details)				6 Months Ended
	Jun. 06, 2022 USD ($)	Jun. 06, 2022 CNY (¥)	Sep. 01, 2021 $ / shares shares	Sep. 30, 2022 shares
Related party transaction
Issuance of ordinary shares for acquisition of new subsidiary			2,900,000
Jisen Information
Related party transaction
Issuance of ordinary shares for acquisition of new subsidiary			2,900,000
WOFE" or "Craftsman Wuxi
Related party transaction
Cash consideration	$ 1,408,490	¥ 10,000,000
Jisen Information | Jisen Information
Related party transaction
Percentage of ownership acquired	100.00%	100.00%	100.00%
Issuance of ordinary shares for acquisition of new subsidiary			2,900,000
Share price of ordinary shares issued for business combination | $ / shares			$ 1.60
WOFE" or "Craftsman Wuxi | WOFE" or "Craftsman Wuxi
Related party transaction
Percentage of ownership acquired	100.00%	100.00%
Mr.Gao Xiaofeng
Related party transaction
Number of ordinary shares issued				7,740,000
Mr.Hua Lugang Member
Related party transaction
Number of ordinary shares issued				1,800,000